Common Stock	12 Months Ended
Dec. 31, 2025
Common Stock [Abstract]
Common Stock
11.	Common Stock

The Company is authorized to issue unlimited shares of common stock with a par value of $0.43696. Each share of common stock is entitled to one vote. At December 31, 2025 and 2024, the number of shares of common stock issued and outstanding were 20,972,505 and 19,478,394, respectively.

No common stock dividend was declared by the Company’s Board of Directors for the years ended December 31, 2025, 2024 and 2023.

ATM Equity Offerings

In July 2025, the Company entered into an ATM sales agreement (“2025 ATM Program”) under which it could offer and sell up to $65 million in shares of the Company’s common stock.

During the year ended December 31, 2025, the Company received net proceeds of approximately $35.2 million, net of $2.2 million in commissions and expenses, from the sale of 1,084,290 shares of common stock at an average fair value of $34.45 per share. The Company’s ATM program expired in October 2025 upon the expiration of the underlying Form F-3 shelf registration statement.